Revenues (Tables)	12 Months Ended
Dec. 31, 2020
Schedule of disaggregated revenue

	Year Ended December 31, 2020
	Oncology/	Other
	Immunology	Ventures	Total

	(in US$’000)
Goods—Marketed Products (note (a))	11,329	—	11,329
Goods—Distribution	—	197,761	197,761
Services—Commercialization—Marketed Products	3,734	—	3,734
—Collaboration Research and Development	9,771	—	9,771
—Research and Development	491	—	491
Royalties (note (a))	4,890	—	4,890
	30,215	197,761	227,976

Third parties	29,724	192,277	222,001
Related parties (Note 23(i))	491	5,484	5,975
	30,215	197,761	227,976

	Year Ended December 31, 2019
	Oncology/	Other
	Immunology	Ventures	Total

	(in US$’000)
Goods—Marketed Products (note (a))	8,113	—	8,113
Goods—Distribution	—	175,514	175,514
Services—Commercialization	—	2,584	2,584
—Collaboration Research and Development	15,532	—	15,532
—Research and Development	494	—	494
Royalties (note (a))	2,653	—	2,653
	26,792	178,098	204,890

Third parties	26,298	170,461	196,759
Related parties (Note 23(i))	494	7,637	8,131
	26,792	178,098	204,890

	Year Ended December 31, 2018
	Oncology/	Other
	Immunology	Ventures	Total

	(in US$’000)
Goods—Marketed Products (note (a))	3,324	—	3,324
Goods—Distribution	—	161,216	161,216
Services—Commercialization	—	11,660	11,660
—Collaboration Research and Development	17,681	—	17,681
—Research and Development	7,832	—	7,832
Royalties (note (a))	261	—	261
Licenses (note (b))	12,135	—	12,135
	41,233	172,876	214,109

Third parties	33,401	164,570	197,971
Related parties (Note 23(i))	7,832	8,306	16,138
	41,233	172,876	214,109

Notes:

(a)	Goods—Marketed Products and royalties relate to revenue from an oncology drug developed by the Oncology/Immunology segment and launched into the market. It was represented under the Oncology/Immunology segment to align with a change to the segment reporting. Refer to Note 26.
(b)	Relates to the proportionate amount of milestone payment allocated to the license to the commercialization rights of an oncology drug compound transferred at the inception date of the relevant license and collaboration contract. During the year ended December 31, 2018, the Group received a milestone of US$13.5 million, of which US$12.1 million was allocated to licenses and US$1.4 million was allocated to services.

Schedule of liability balances from contracts with customers

	December 31,
	2020	2019

	(in US$’000)
Deferred revenue
Current—Oncology/Immunology segment (note (a))	1,450	1,753
Current—Other Ventures segment (note (b))	147	353
	1,597	2,106
Non-current—Oncology/Immunology segment (note (a))	484	133
Total deferred revenue (note (c) and (d))	2,081	2,239

Notes:

(a)	Oncology/Immunology segment deferred revenue relates to the unamortized upfront and milestone payments and advance consideration received for cost reimbursements, which are attributed to research and development services that have not yet been rendered as at the reporting date.
(b)	Other Ventures segment deferred revenue relates to payments in advance from customers for goods that have not been transferred and services that have not been rendered to the customer as at the reporting date.
(c)	Estimated deferred revenue to be recognized over time as from the date indicated is as follows:

	December 31,
	2020	2019

	(in US$’000)
Not later than 1 year	1,597	2,106
Between 1 to 2 years	211	133
Between 2 to 3 years	205	—
Between 3 to 4 years	68	—
	2,081	2,239

(d)	As at January 1, 2020, deferred revenue was US$2.2 million, of which US$0.9 million was recognized during the year ended December 31, 2020.

Schedule of estimated deferred revenue to be recognized over time

	December 31,
	2020	2019

	(in US$’000)
Not later than 1 year	1,597	2,106
Between 1 to 2 years	211	133
Between 2 to 3 years	205	—
Between 3 to 4 years	68	—
	2,081	2,239

License and collaboration agreement with Eli Lilly
Schedule of summarized upfront and cumulative milestone payments

Upfront and cumulative milestone payments according to the Lilly Agreement received up to December 31, 2020 are summarized as follows:

(in US$’000)
Upfront payment	6,500
Development milestone payments achieved	40,000

Schedule of group recognized revenue under the agreement

	Year Ended December 31,
	2020	2019	2018

	(in US$’000)
Research and development cost reimbursements	1,876	3,910	9,309
Amortization of the upfront payment	83	88	122
Recognition and amortization of the milestone payments (note)	32	7	13,849
Royalties	4,890	2,653	261
Goods—Marketed Products	11,329	8,113	3,324
Promotion and marketing services	3,734	—	—
	21,944	14,771	26,865

Note: During the years ended December 31, 2020 and 2019, no milestones were achieved. During the year ended December 31, 2018, the Group achieved milestones in relation to the acceptance and approval respectively, of a new drug application by the National Medical Products Administration of China for Elunate as a treatment of patients with advanced colorectal cancer.

License and collaboration agreement with AstraZeneca
Schedule of summarized upfront and cumulative milestone payments

Upfront and cumulative milestone payments according to the AZ Agreement received up to December 31, 2020 are summarized as follows:

(in US$’000)
Upfront payment	20,000
Development milestone payments achieved	25,000

Schedule of group recognized revenue under the agreement

	Year Ended December 31,
	2020	2019	2018

	(in US$’000)
Research and development cost reimbursements	8,289	10,883	5,876
Amortization of the upfront payment (note (a))	(330)	302	273
Recognition and amortization of the milestone payments (note (a) and (b))	(179)	342	387
	7,780	11,527	6,536

Notes:

(a)	During the year ended December 31, 2020, estimated costs inputs used for the measure of progress was adjusted to reflect the additional estimated development costs for phase III clinical trial costs for RCC.
(b)	During the years ended December 31, 2020, 2019 and 2018, no milestones were achieved.